Related Party Convertible Notes Payable	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party
Related Party Convertible Notes Payable

NOTE 10 – Related Party Convertible Notes Payable

As of June 30, 2018 and 2017, the Company’s related party convertible notes payable were as follows:

	Interest Rate	Term	June 30, 2018	December 31, 2017
Related party convertible notes payable	6%	0 years	$—	$179,000
Discount				(4,544)
Total			$—	$174,456

For the three months ended June 30, 2018 and 2017, interest expense on these notes, including amortization of the discount, was $0 and $121,199, respectively. For the six months ended June 30, 2018 and 2017, interest expense on these notes, including amortization of the discount, was $8,043 and $337,852, respectively.

The Company has determined that the conversion feature embedded in certain of the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded no interest expense for the three and six months ended June 30, 2018 and 2017, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

The balance of these notes was reclassified to convertible notes payable as of April 5, 2018 upon the termination of the Company’s Executive Vice President, Lily Li, who is the Managing Member of LSW Holdings, LLC (“LSW”), the holder of these notes.

As of December 31, 2017, June 30, 2017, and June 30, 2016, the Company’s related party convertible notes payable consists of the following:

	Interest Rate	Term	December 31, 2017	June 30, 2017	June 30, 2016
Related party convertible notes payable	6%	0 - .1 year	$179,000	$493,450	$298,332
Discount			(4,544)	(227,203)	(277,602)
Total			$174,456	$266,247	$20,730

As of December 31, 2017, the related party convertible notes represent two notes payable to LSW in the amounts of $79,000 and $100,000. They are convertible to shares of the Company’s common stock at 50% of market price, as defined in the notes payable agreements.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt. The excess of the derivative value over the face amount of the note is recorded immediately to interest expense at inception. The Company recorded no interest expense for the six months ended December 31, 2017 and December 31, 2016 at the inception of the notes relating to the excess of derivative value over the face of the notes. The Company recorded $44,901 and $0 of interest expense for the years ended June 30, 2017 and 2016, respectively, at the inception of the notes relating to the excess of derivative value over the face of the notes.

As of June 30, 2017, Jerry Grisaffi, our former Chairman of the Board, held two notes payable with principal amounts of $200,150 and $184,300. The $200,150 note, which was due on December 19, 2017, converts at 50% of the average of the 3 lowest bid prices of the common stock during the 10 days prior to the conversion. The $184,300 note, which was renewed through December 30, 2017, is convertible at $.01 with an anti-dilutive clause that becomes effective with any dilution of the Company’s common stock greater than 1% of the shares outstanding at the time of split. Both notes accrue interest at 6%. As of December 31, 2017, these notes are reclassified to Convertible Notes Payable as Mr. Grisaffi is no longer a related party. Both of Mr. Grisaffi’s convertible notes payable are subject to a lawsuit brought by the Company against Mr. Grisaffi.

For the six months ended December 31, 2017 and December 31, 2016, interest expense on these notes, including amortization of the discount, was $262,613 and $160,089, respectively. For the years ended June 30, 2017 and 2016, interest expense on these notes, including amortization of the discount, was $337,852 and $16,308, respectively.